Other information by nature (Details) € in Billions	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 10.3	€ 11.4	€ 11.7
Average number of employees | employee	191,705	198,772	203,122